Letterhead of Willkie Farr & Gallagher LLP

VIA EDGAR

June 13, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Greenwich Street Series Fund (the “Fund”) (File No: 333-124548)

Ladies and Gentlemen:

With respect to the acquisition by Fundamental Value Portfolio of the assets of Salomon Brothers Variable All Cap Value Fund, each a series of the Fund, I hereby certify on behalf of the Fund that the prospectus/proxy statement for the Fund that would have been filed under Rule 497(b) under the Securities Act of 1933, as amended, would not have differed from that contained in the Fund’s most recent Post-Effective Amendment No. 1 to Form N-14, which was filed electronically on June 8, 2005.

If you have any questions or comments on this filing, please do not hesitate to contact me at (212) 728-8000.

Very truly yours,

/s/ Aaron D. Wasserman
Aaron D. Wasserman

Enclosures